Condensed Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 574,939		$ 15,517		$ 350,881
Loss from operations	(574,939)		(15,517)		(350,881)
Other income:
Interest income	754,199				4,254,861
Unrealized gain on marketable securities held in Trust Account					28,164
Other income					4,283,025
Net Income (Loss)	$ 179,260		$ (15,517)		$ 3,932,144
Weighted average shares outstanding, basic and diluted	8,997,643	[1]	6,525,000	[1]	8,410,915	[2]
Basic and diluted net loss per ordinary share	$ (0.06)	[3]	$ 0.00	[3]	$ (0.02)	[4]

[1]	Excludes an aggregate of 28,449,516 shares subject to possible redemption at March 31, 2020. At March 31, 2019, excluded an aggregate of 978,750 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 9).
[2]	(1)Excludes an aggregate of 28,502,357 shares subject to possible redemption at December 31, 2019 (see Note 7).
[3]	Net loss per ordinary share — basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $715,207 for the three months ended March 31, 2020 (see Note 3).
[4]	(2)Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $4,069,302 for the year ended December 31, 2019 (see Note 2).